CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 324	$ 40,173	$ 52,668	$ (1,399)	$ (5,509)	$ 86,257
Balance (in shares) at Dec. 31, 2008	16,190				(1,653)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(5,186)			(5,186)
Issuance of common stock upon the exercise of stock options	4	543				547
Issuance of common stock upon the exercise of stock options (in shares)	192
Issuance of restricted stock awards	1					1
Issuance of restricted stock awards (in shares)	68
Equity based compensation		666				666
Translation adjustments, net of tax				950		950
Balance at Dec. 31, 2009	329	41,382	47,482	(449)	(5,509)	83,235
Balance (in shares) at Dec. 31, 2009	16,450				(1,653)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			3,123			3,123
Issuance of common stock upon the exercise of stock options	5	546				551
Issuance of common stock upon the exercise of stock options (in shares)	249
Issuance of restricted stock awards	1					1
Issuance of restricted stock awards (in shares)	48
Equity based compensation		336				336
Purchase of treasury stock					(323)	(323)
Purchase of treasury stock (in shares)					(54)
Translation adjustments, net of tax				(164)		(164)
Balance at Dec. 31, 2010	335	42,264	50,605	(613)	(5,832)	86,759
Balance (in shares) at Dec. 31, 2010	16,747				(1,707)	15,039,334
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(15,532)			(15,532)
Issuance of common stock upon the exercise of stock options	1	131				132
Issuance of common stock upon the exercise of stock options (in shares)	77
Issuance of restricted stock awards	1					1
Issuance of restricted stock awards (in shares)	40
Equity based compensation		595				595
Translation adjustments, net of tax				412		412
Balance at Dec. 31, 2011	$ 337	$ 42,990	$ 35,073	$ (201)	$ (5,832)	$ 72,367
Balance (in shares) at Dec. 31, 2011	16,864				(1,707)	15,156,584